Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4,022	$ 4,773
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	100,000,000	100,000,000
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	2,000,000,000	2,000,000,000
Common Stock, shares issued	131,750,715	130,974,073
Common Stock, shares outstanding	116,790,470	124,302,318
Treasury stock, shares	14,960,245	6,671,755